Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment Installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments aggregated to form reportable segments | Segment	0
Payment period by the customer in transfer of goods or services	1 year
Realizing period of current asset	12 months
Cash or cash equivalent unless restricted settling liability period	12 months
Settling period of current liability	12 months
Deferring settlement period of current liability	12 months
Short term lease term	12 months or less
Employee benefits settlement period	within 12 months
Premium expenses	$ 8,390	$ 4,543	$ 2,782
Employee stock options (ESOP) and Restricted Stock Units (RSU)
Significant Accounting Policies [Line Items]
Awards vesting description	The awards only have a service condition whereby the awards vest in 12-month installments over 36 months. Each of the instalments are treated as separate awards which are expensed on a linear basis for each instalment period i.e., 12 months, 24 months, and 36 months; this will result in a front-loaded IFRS 2 charge.
Number of installments | Installment	12
Vesting period	36 months
Alecta
Significant Accounting Policies [Line Items]
Expected premiums	$ 2,500
Premium expenses	$ 1,700
Preliminary percentage of collective consolidation level	172.00%
Trademarks, Patents and Similar Rights
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years
Bottom of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level	125.00%
Bottom of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	3 years
Top of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level	175.00%
Top of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years